Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Sep. 02, 2022	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates		€ 14,135	€ 13,023
Royalty certificates, undiscounted cash flows		0	0
Lease liabilities		1,876	2,363	€ 2,223	€ 540
Gross lease liabilities		1,991	2,512
Derivative instruments		5,196	4,786	6,257	2,579
Derivative financial liabilities, undiscounted cash flows		5,196	4,786
Total financial liabilities		103,905	114,004
Financial liabilities, undiscounted cash flows		108,481	122,680
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		979	993
Derivative financial liabilities, undiscounted cash flows		1,557	1,166
Financial liabilities, undiscounted cash flows		38,814	38,468
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		907	996
Derivative financial liabilities, undiscounted cash flows		3,639	0
Financial liabilities, undiscounted cash flows		47,359	56,698
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		105	516
Derivative financial liabilities, undiscounted cash flows			3,620
Financial liabilities, undiscounted cash flows		22,308	27,507
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		0	7
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows		0	7
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		17,743	21,574
Convertible loans notes, undiscounted cash flows		24,828	24,063
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		1,313	8,750
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		1,313	8,750
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		22,203	6,563
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos & Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		24,293	23,370
Convertible loans notes, undiscounted cash flows		29,528	30,653
Derivative instruments		1,557	1,166	€ 4,121	€ 2,579
Kreos & Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		8,148	2,250
Kreos & Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		21,380	19,943
Kreos & Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,460
Kreos & Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos/Claret bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		39,423	46,401
Convertible loans notes, undiscounted cash flows		45,670	58,080
Kreos/Claret bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		25,549	24,016
Kreos/Claret bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		20,121	25,715
Kreos/Claret bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,348
Kreos/Claret bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings		1,238	2,488
Borrowings, undiscounted cash flows		1,268	2,586
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,268	1,293
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		€ 0	€ 0
Royalty certificates
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificate, percentage of future sales	2.00%
Royalty certificate, maximum amount	€ 172,000
Royalty certificate, expiration period	15 years